Loans And Allowance For Credit Losses (Loans Acquired With Deteriorated Credit Quality) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 186,268	¥ 117,468
Cash flows expected to be collected at acquisitions	116,218	77,417
Fair value of loans at acquisition	93,845	63,731
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	95,178	86,877
Additions	22,373	13,686
Accretion	(49,155)	(39,981)
Disposals
Reclassifications from nonaccretable difference	15,760	29,721
Foreign currency translation adjustments	9,465	4,875
Balance at end of fiscal year	93,621	95,178
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	497,265	493,111
Outstanding balance at end of fiscal year	531,327	497,265
Carrying amount at beginning of fiscal year	232,334	212,702
Carrying amount at end of fiscal year	269,376	232,334
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	25,952	826
Carrying amount at end of fiscal year	38,651	21,965
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	37,381	36,391
Additional provisions during fiscal year	4,982	5,784
Reductions of allowance during fiscal year	1,129	2,066
Balance of allowance for credit losses at end of fiscal year	¥ 29,429	¥ 37,381